Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income (Loss)
Net earnings	$ 15,546	$ 16,123	$ 15,133
Other comprehensive income (loss):
Unrealized holding gains (losses) on securities available for sale	8,199	(61,919)	(6,886)
Reclassification adjustment for losses on securities available for sale included in net earnings, net	2,488	0	0
Total other comprehensive income (loss), before income taxes	10,687	(61,919)	(6,886)
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gain (losses) on securities available for sale	1,884	(14,226)	(1,582)
Reclassification adjustment for losses on securities available for sale included in net earnings	571	0	0
Total income tax expense (benefit) related to other comprehensive income (loss)	2,455	(14,226)	(1,582)
Total other comprehensive income (loss), net of tax	8,232	(47,693)	(5,304)
Total comprehensive income (loss)	$ 23,778	$ (31,570)	$ 9,829